Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Schedule of right-of-use assets for long-term operating leases

(In thousands)	Office leases
Net book amount as of January 1, 2020	8,747
Additions	500
Modification of operating lease	(3,825)
Amortization	(3,685)
Effect of foreign currency exchange differences	217
Net book amount as of December 31, 2020	1,954
Additions	25
Modification of operating lease	(43)
Amortization	(1,934)
Effect of foreign currency exchange differences	25
Net book amount as of December 31, 2021	27

Schedule of undiscounted cash payment

The undiscounted cash payments for each of the next five years as of December 31, 2020 is:

(In thousands)
2021	1,998
2022	28
Total undiscounted payments	2,026
Less: effect of discounting	(38)
Discounted lease liabilities	1,988

The undiscounted cash payments for each of the next five years as of December 31, 2021 is:

(In thousands)
2022	19
2023	7
Total undiscounted payments	26
Less: effect of discounting	(1)
Discounted lease liabilities	25